CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	Dec. 31, 2018	Mar. 31, 2017
Warburg Pincus
Noncontrolling interest, ownership percentage	49.00%	49.00%